Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments

16 Investments

Equity-accounted investments

	2021				2020
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	80	2,832	3,837	6,749	86	4,592	4,357	9,035
Additions and subscriptions	1	558	103	662	2	75	198	275
Divestments and reimbursements	(21)	(231)	(133)	(385)	—	(3)	(1)	(4)
Share of profit of equity-accounted investments	6	31	165	202	3	21	14	38
Share of loss of equity-accounted investments	(3)	(910)	(381)	(1,294)	(2)	(1,399)	(332)	(1,733)
Deduction for dividends	(25)	(586)	(16)	(627)	(5)	(296)	(13)	(314)
Changes in the scope of consolidation	5	355	—	360	3	30	1	34
Currency translation differences	2	83	296	381	(4)	(254)	(345)	(603)
Other changes	(1)	(75)	(85)	(161)	(3)	66	(42)	21
Carrying amount - end of the year	44	2,057	3,786	5,887	80	2,832	3,837	6,749

Acquisitions and share capital increases mainly related for €480 million to the acquisition of a 20% stake in Doggerbank Offshore Wind Farm Project 1 Holdco Ltd and Doggerbank Offshore Wind Farm Project 2 Holdco Ltd, which are developing the Dogger Bank (A and B) offshore wind power generation project in the British North Sea.

Divestments and reimbursement essentially related to the sale of Unión Fenosa Gas SA for €232 million to the Spanish partner Naturgy following the corporate restructuring through the splitting of the assets of the venture among the shareholders, as well as a capital reimbursement made by Angola Lng Ltd for €130 million.

Eni’s share of the results of entities accounted for under the equity method mainly comprised a loss incurred at: (i) Saipem SpA for €752 million due to operating losses on contracts and to the recognition of extraordinary and restructuring charges. The loss was estimated by management on the basis of the best information available on the market and on the preliminary results of 2021 announced; (ii) Abu Dhabi Oil Refining Co (TAKREER) for €362 million relating to the loss of the year mainly due to the recognition of write-downs of plants due to lower profitability prospects and decommissioning provisions due to the closure of some production lines.

Share of losses of equity-accounted investments included a loss of €78 million accounted at the joint venture Cardón IV SA (Eni’s interest 50%) which is operating the Perla gas field in Venezuela, affected by the slowdown in the gas supplies to the buyer PDVSA due to a deteriorated operating environment and credit losses. The residual value of €51 million of the investment in the PetroJunín project was canceled due to the lack of profitability prospects of the project.

Deduction for dividends related for €561 million to Vår Energi AS.

Net carrying amount related to the following companies:

	December 31, 2021		December 31, 2020
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	2	100.00	24	100.00
Other	42	—	56	—
	44	—	80	—
Joint ventures
Vår Energi AS	645	69.85	1,144	69.85
Mozambique Rovuma Venture SpA	355	35.71	—	—
Cardón IV SA	279	50.00	199	50.00
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd	246	20.00	—	—
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd	238	20.00	—	—
Saipem SpA	137	31.20	908	31.08
Lotte Versalis Elastomers Co Ltd	54	50.00	51	50.00
Società Oleodotti Meridionali - SOM SpA	27	70.00	32	70.00
PetroJunín SA	—	40.00	50	40.00
Unión Fenosa Gas SA	—	—	242	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	—	—	140	49.00
Other	76	—	66	—
	2,057	—	2,832	—

Associates
Abu Dhabi Oil Refining Co (Takreer)	2,151	20.00	2,335	20.00
Angola LNG Ltd	1,084	13.60	1,039	13.60
Coral FLNG SA	156	25.00	138	25.00
Novis Renewables Holdings Llc	75	49.00	65	49.00
United Gas Derivatives Co	75	33.33	58	33.33
Bluebell Solar Class A Holdings II Llc	71	99.00	—	—
ADNOC Global Trading Ltd	42	20.00	—	20.00
Finproject SpA	—	—	73	40.00
Other	132	—	129	—
	3,786	—	3,837	—
	5,887	—	6,749	—

The interest held in Mozambique Rovuma Venture SpA, previously accounted for as a joint operation, was reclassified as joint venture. More information is disclosed in note 4 - IFRSs not yet adopted - Change in the classification of the joint arrangement Mozambique Rovuma Venture SpA.

The results of equity-accounted investments by segment are disclosed in note 35 – Segment information and information by geographical area.

The carrying amounts of equity-accounted investments included differences between the purchase price of acquired interests and their underlying book value of net assets amounting to €487 million mainly relating to Doggerbank Offshore Wind Farm Project 1 Holdco Ltd and Doggerbank Offshore Wind Farm Project 2 Holdco Ltd for €483 million. Such surplus was driven by the long-term profitability outlook of the acquired company at the time of the acquisition.

As of December 31, 2021, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	31.20
Share price (€)	1,845
Market value (€ million)	570
Book value (€ million)	137

Additional information is included in note 37 – Other information about investments.

Other investments

(€ million)	2021	2020
Carrying amount – beginning of the year	957	929
Additions and subscriptions	175	8
Change in the fair value with effect to OCI	105	24
Divestments and reimbursements	—	(12)
Currency translation differences	57	(61)
Other changes	—	69
Carrying amount – end of the year	1,294	957

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected net profits, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value valuation.

Acquisitions and subscriptions concerned the payment of advances for the purchase of investments for €120 million.

The fair value measurement with effect to OCI referred for €106 million to Novamont SpA.

Dividend income from these investments is disclosed in note 32 – Income (expense) from investments.

The investment book value as of December 31, 2021 primarily related to Nigeria LNG Ltd for €637 million (€579 million at December 31, 2020), Saudi European Petrochemical Co “IBN ZAHR” for €124 million (€115 million at December 31, 2020) and Novamont SpA for €183 million (€77 million at December 31, 2020).